Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share
11. Earnings Per Share
The Company’s unvested RSUs are deemed to be participating securities; therefore, the Company will apply the two-class
method for the calculation of basic EPS for the Class A shares. Diluted EPS attributable to Class A shares is calculated under both the two-class
method and the treasury stock method, and the more dilutive of the two calculations is presented.
Class
B Shares are considered potentially dilutive shares of Class A shares because they are convertible into Class A shares on a one-for-one
basis; therefore, the Company applied the
if-converted
method for the calculation of diluted EPS for the Class A shares.
We determined that the presentation of EPS for the period prior to the IPO would not be meaningful due to the significant nature of the Corporate Reorganization on our capital structure. Therefore, EPS information has not been presented for periods prior to the IPO.

The following table sets forth the computation of basic and diluted EPS attributable to our Class A shares for the period from July 1, 2024 to December 31, 2024, which represents the period subsequent to the IPO.

(in thousands, except for share and per share amounts)	Period of July 1 - December 31, 2024
Numerator
Net income	$5,398
Less: Net income attributable to noncontrolling interest	288

Net income attributable to LandBridge Company LLC	5,110
Less: Earnings allocated to participating securities	198

Basic net income attributable to LandBridge Company LLC	$4,912

Plus: Net income attributable to noncontrolling interest	288
Plus: Undistributed earnings reallocation adjustment to participating securities	90

Diluted net income attributable to shareholders	$5,290

Denominator
Basic weighted average shares outstanding	17,807,323

Dilutive Class B shares outstanding	55,562,750

Diluted weighted average shares outstanding	73,370,073

Basic net income per share of Class A shares	$0.28
Diluted net income per share of Class A shares	$0.07
Class B shares outstanding as of December 31, 2024 were determined to be dilutive and have been included in the computation of diluted net income per share. In addition, weighted-average RSUs of 693,123 were evaluated under the treasury stock method for potentially dilutive effects and were determined to be anti-dilutive for the year ended December 31, 2024 and have been excluded from the computation of diluted net income per share.